Acquisitions of subsidiary - Additional Information (Detail) ¥ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) Agreement
Number of businesses acquired | Agreement		4
Fair value of assets acquired	¥ 3,452	¥ 17,637
Fair value of liabilities assumed	740	¥ 3,878
Business Acquisition [Member]
Percentage of voting interest acquired		100.00%
Total cash consideration	¥ 2,712	¥ 13,759